Other Related Party Transactions (Details Narrative) - USD ($)		6 Months Ended		12 Months Ended
	Jan. 31, 2018	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Percentage of annual management fee payable in cash	0.375%
Accounts payable				$ 35,632
Revenues	$ 250,000
Everest Display, Inc [Member]
Payments to acquire products		$ 2,701,899	$ 2,023,654
Proceeds from sale		5,100	$ 19,688
Accounts payable		4,871,000		4,325,000
Management Agreement [Member]
Accounts payable		$ 202,755		$ 35,632
IPO [Member]
Percentage of annual management fee payable in cash				1.125%	1.50%
Annual fee for future				$ 750,000	$ 1,000,000
IPO [Member] | December 31, 2018 [Member]
Percentage of annual management fee payable in cash		1.125%
Annual fee for future		$ 750,000